COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Apr. 12, 2021	Jun. 11, 2020	Apr. 02, 2021	Mar. 11, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Other Commitments [Line Items]
Shares payable, value					$ 361,800		$ 730,836
Shares granted					0	43,082,532
Accrued expenses					$ 211,860		147,490
Consulting Agreement [Member]
Other Commitments [Line Items]
Common stock issued for past services			843,288
Common stock Fair value for fast service			$ 270,493
Number of shares issued	843,288
Termination Agreement [Member]
Other Commitments [Line Items]
Number of shares issued	843,288
Chief Executive Officer [Member]
Other Commitments [Line Items]
Debt Forgiveness		$ 185,000
Salaries payable					142,990		138,602
Chief Operating Officer [Member]
Other Commitments [Line Items]
Debt Forgiveness		103,250
Salaries payable					127,864		139,078
Chief Technology Officer [Member]
Other Commitments [Line Items]
Debt Forgiveness		$ 82,475
Salaries payable					$ 0		$ 129,590
Chief Technology Officer [Member] | Termination Agreement [Member]
Other Commitments [Line Items]
Reimbursable expenses									$ 11,144
Accrued expenses									$ 130,451
Plan 2019 [Member] | Chief Executive Officer [Member]
Other Commitments [Line Items]
Common stock shares vested					3,060,000		1,560,000
Shares granted				3,060,000
Plan 2019 [Member] | Chief Technology Officer [Member]
Other Commitments [Line Items]
Common stock shares vested					0		900,000
Shares granted				1,800,000
Plan 2017 [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Common stock shares vested					1,200,000		1,209,000
Shares granted				2,409,000
Convertible Promissory Note [Member]
Other Commitments [Line Items]
Shares payable, value					$ 361,800		$ 730,836
Convertible Promissory Note [Member] | Fye 2019 [Member]
Other Commitments [Line Items]
Common stock shares vested								1,319,000
Convertible Promissory Note [Member] | Fye 2020 [Member]
Other Commitments [Line Items]
Common stock shares vested							2,400,000
Convertible Promissory Note [Member] | Fye 2021 [Member]
Other Commitments [Line Items]
Common stock shares vested					2,400,000
Common stock shares nonvested					1,200,000